Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 4,144	$ 567	¥ 5,637	¥ 2,233
Impairment of brokerage licenses	20,488	$ 2,807
Intangible assets	¥ 1,028
Minimum [Member]
Intangible Assets, Net [Line Items]
Amortization periods	5 years
Maximum [Member]
Intangible Assets, Net [Line Items]
Amortization periods	20 years